Continuing Operations (Details Narrative) (10-K) - USD ($)		3 Months Ended		12 Months Ended
	Feb. 21, 2017	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Proceeds form public offering of equity securities	$ 5,250,000		$ (597,651)	$ (597,651)
Cash balance		$ 1,347,319	$ 4,633,046	1,515,674	$ 398,391	$ 1,539,809
March 28, 2018 [Member]
Full payment received from related party				535,000
April 6, 2018 [Member]
Proceeds form public offering of equity securities				$ 840,000